GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 45.1%
Advertising(a)(b) – 0.2%
Clear Channel Outdoor Holdings, Inc.
	$3,080,000	7.875%		04/01/30	$ 3,169,536
	883,000	7.125		02/15/31	881,764
	980,000	7.500		03/15/33	977,295

					5,028,595

Aerospace & Defense(a) – 0.9%
Boeing Co.
	3,292,000	5.150		05/01/30	3,344,014
	1,587,000	5.805		05/01/50	1,528,630
Bombardier, Inc.(b)
	4,165,000	7.000		06/01/32	4,310,442
Czechoslovak Group AS(b)
EUR	100,000	5.250		01/10/31	117,258
	$200,000	6.500		01/10/31	202,178
Spirit AeroSystems, Inc.(b)
	2,735,000	9.750		11/15/30	3,012,356
TransDigm, Inc.
	1,965,000	6.750	(b)	08/15/28	2,005,224
	6,615,000	4.625		01/15/29	6,466,427
	2,156,000	4.875		05/01/29	2,115,036
	95,000	7.125	(b)	12/01/31	98,944

					23,200,509

Agriculture(a) – 0.2%
BAT Capital Corp.
	6,715,000	4.390		08/15/37	5,998,107

Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
	1,647,000	5.750		04/20/29	1,646,374
Delta Air Lines, Inc.(a)
	3,455,000	7.375		01/15/26	3,484,955
Latam Airlines Group SA(a)(b)
	750,000	7.875		04/15/30	774,150
OneSky Flight LLC(a)(b)
	2,400,000	8.875		12/15/29	2,529,336
United Airlines, Inc.(a)(b)
	1,995,000	4.625		04/15/29	1,947,120
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(a)(b)
	2,294,000	7.875		05/01/27	2,301,846
	2,392,000	9.500		06/01/28	2,457,660

					15,141,441

Apparel(a)(b) – 0.3%
Beach Acquisition Bidco LLC
EUR	676,000	5.250		07/15/32	784,311
(PIK 10.750%, Cash 10.000%)
	$1,860,000	10.000	(c)	07/15/33	1,939,478
Champ Acquisition Corp.
	3,710,000	8.375		12/01/31	3,928,111

					6,651,900

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Auto Parts & Equipment(a) – 0.0%
Tupy Overseas SA
	$200,000	4.500%		02/16/31	$ 173,002

Automotive(a) – 1.1%
Adient Global Holdings Ltd.(b)
	1,920,000	7.000		04/15/28	1,965,466
Clarios Global LP/Clarios U.S. Finance Co.(b)
	1,775,000	8.500		05/15/27	1,784,692
	2,525,000	6.750		02/15/30	2,599,134
Dana, Inc.
	1,990,000	4.250		09/01/30	1,958,299
Dealer Tire LLC/DT Issuer LLC(b)
	4,322,000	8.000		02/01/28	4,235,560
Ford Motor Credit Co. LLC
	210,000	3.375		11/13/25	208,790
General Motors Financial Co., Inc.
	1,895,000	5.650		01/17/29	1,938,301
	3,935,000	3.100		01/12/32	3,470,946
Hyundai Capital America(b)
	3,885,000	5.700		06/26/30	4,013,671
Phinia, Inc.(b)
	4,109,000	6.750		04/15/29	4,229,229
	895,000	6.625		10/15/32	911,459

					27,315,547

Banks – 4.8%
Absa Group Ltd.(a)(d) (5 yr. CMT + 5.411%)
	200,000	6.375		05/27/26	199,000
Access Bank PLC(b)
	900,000	6.125		09/21/26	891,801
Akbank TAS(a)(d) (5 yr. CMT + 5.270%)
	490,000	9.369		03/14/29	508,375
Alfa Bank AO Via Alfa Bond Issuance PLC(a)(d)(e) (5 yr. CMT + 4.546%)
	360,000	5.950		04/15/30	—
Banca Transilvania SA(a)(d) (1 yr. EURIBOR ICE Swap + 5.580%)
EUR	200,000	8.875		04/27/27	236,547
Banco Continental SAECA(a)
	$600,000	2.750		12/10/25	593,760
Banco Davivienda SA(a)(b)(d) (10 yr. CMT + 5.097%)
	200,000	6.650		04/22/31	177,625
Banco GNB Sudameris SA(a)(d) (5 yr. CMT + 6.660%)
	200,000	7.500		04/16/31	198,392
Banco Industrial SA(a)(b)(d) (5 yr. CMT + 4.442%)
	930,000	4.875		01/29/31	927,675
Banco Mercantil del Norte SA(a)(d) (5 yr. CMT + 4.643%)
	460,000	5.875		01/24/27	450,943
Banco Santander SA
	2,000,000	3.490		05/28/30	1,895,880
(1 yr. CMT + 1.600%)
	3,400,000	3.225	(a)(d)	11/22/32	3,039,532
Bancolombia SA(a)(d) (5 yr. CMT + 4.320%)
	260,000	8.625		12/24/34	275,990

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(d)
(5 yr. CMT + 2.351%)
$2,000,000	6.250%		07/26/30	$ 1,997,160
(5 yr. CMT + 2.684%)
6,000,000	6.625		05/01/30	6,160,620
Bank of New York Mellon Corp.(a)(d)
(5 yr. CMT + 2.297%)
1,720,000	6.300		03/20/30	1,765,150
(5 yr. CMT + 3.352%)
960,000	3.700		03/20/26	948,048
(5 yr. CMT + 4.358%)
1,920,000	4.700		09/20/25	1,916,218
Barclays PLC(a)(d)
(1 yr. CMT + 3.000%)
4,610,000	5.746		08/09/33	4,776,467
(5 yr. CMT + 5.431%)
3,573,000	8.000		03/15/29	3,785,022
BNP Paribas SA(a)(b)(d) (5 yr. CMT + 4.354%)
2,800,000	8.500		08/14/28	2,985,416
BPCE SA(a)(b)(d) (Secured Overnight Financing Rate + 1.730%)
2,100,000	3.116		10/19/32	1,830,255
Citigroup, Inc.(a)(d)
(10 yr. CMT + 2.757%)
2,110,000	7.000		08/15/34	2,194,020
(3 mo. USD Term SOFR + 4.779%)
1,815,000	6.250		08/15/26	1,826,525
(5 yr. CMT + 2.890%)
2,000,000	6.875		08/15/30	2,021,160
(5 yr. CMT + 3.209%)
2,880,000	7.375		05/15/28	2,993,472
(5 yr. CMT + 3.211%)
2,062,000	7.625		11/15/28	2,152,975
(5 yr. CMT + 3.597%)
960,000	4.000		12/10/25	953,280
(Secured Overnight Financing Rate + 1.351%)
3,190,000	3.057		01/25/33	2,855,528
(Secured Overnight Financing Rate + 3.914%)
865,000	4.412		03/31/31	854,966
Citizens Financial Group, Inc.(a)(d) (5 yr. CMT + 5.313%)
960,000	5.650		10/06/25	959,875
Commerzbank AG(a)(d) (5 yr. USD SOFR ICE Swap + 4.322%)
2,400,000	7.500		10/09/30	2,480,544
Credit Bank of Moscow Via CBOM Finance PLC(e)
260,000	4.700	(b)	01/29/25	—
(5 yr. USD Swap + 5.416%)
280,000	7.500	(a)(d)	10/05/27	—
Deutsche Bank AG(a)(d) (5 yr. CMT + 4.524%)
800,000	6.000		10/30/25	798,744
Fifth Third Bancorp(a)(d) (5 yr. CMT + 4.215%)
960,000	4.500		09/30/25	957,494
Freedom Mortgage Corp.(a)(b)
2,505,000	6.625		01/15/27	2,506,002
Grupo Aval Ltd.(a)
200,000	4.375		02/04/30	183,400

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Huntington Bancshares, Inc.(a)(d) (7 yr. CMT + 4.045%)
$960,000	4.450%		10/15/27	$ 943,766
Ipoteka-Bank ATIB
710,000	5.500		11/19/25	706,450
JPMorgan Chase & Co.(a)(d)
(3 mo. USD Term SOFR + 2.515%)
2,556,000	2.956		05/13/31	2,365,731
(5 yr. CMT + 2.152%)
2,435,000	6.500		04/01/30	2,499,430
(5 yr. CMT + 2.737%)
3,592,000	6.875		06/01/29	3,762,189
Morgan Stanley(a)(d) (Secured Overnight Financing Rate + 1.290%)
1,870,000	2.943		01/21/33	1,670,321
NatWest Group PLC(a)(d) (5 yr. CMT + 3.752%)
2,000,000	8.125		11/10/33	2,188,360
NBK Tier 1 Ltd.(a)(b)(d) (6 yr. CMT + 2.403%)
520,000	6.375		01/10/31	527,842
PNC Financial Services Group, Inc.(a)(d)
(5 yr. CMT + 3.000%)
1,920,000	6.000		05/15/27	1,924,627
(5 yr. CMT + 3.238%)
2,880,000	6.200		09/15/27	2,917,382
(7 yr. CMT + 2.808%)
1,920,000	6.250		03/15/30	1,949,434
Royal Bank of Canada(a)(d) (5 yr. CMT + 2.887%)
3,115,000	7.500		05/02/84	3,245,705
Standard Chartered PLC(a)(b)(d) (5 yr. CMT + 3.805%)
4,055,000	4.750		01/14/31	3,727,194
State Street Corp.(a)(d)
(5 yr. CMT + 2.135%)
1,950,000	6.450		09/15/30	1,983,677
(5 yr. CMT + 2.628%)
1,920,000	6.700		09/15/29	1,997,357
Toronto-Dominion Bank(a)(d) (5 yr. CMT + 4.075%)
2,000,000	8.125		10/31/82	2,104,300
Truist Financial Corp.(a)(d)
(10 yr. CMT + 4.349%)
2,147,000	5.100		03/01/30	2,116,470
(5 yr. CMT + 4.605%)
960,000	4.950		09/01/25	958,147
Turkiye Garanti Bankasi AS(a)(b)(d) (5 yr. CMT + 4.090%)
200,000	8.375		02/28/34	205,214
U.S. Bancorp(a)(d)
(3 mo. USD Term SOFR + 3.176%)
1,000,000	5.300		04/15/27	996,280
(5 yr. CMT + 2.541%)
960,000	3.700		01/15/27	924,835
UBS Group AG(a)(d)
(5 yr. CMT + 4.745%)
5,365,000	9.250	(b)	11/13/28	5,889,965
(5 yr. USD SOFR ICE Swap + 3.179%)
3,105,000	7.125	(b)	08/10/34	3,141,825
(5 yr. USD Swap + 4.590%)
3,800,000	6.875		08/07/25	3,800,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS GROUP AG(a)(d)
(5 yr. USD SOFR ICE Swap + 3.122%)
$2,123,000	7.000%	12/31/99	$ 2,123,000
(5 yr. USD SOFR ICE Swap + 3.296%)
1,139,000	7.000	12/31/99	1,139,000
UniCredit SpA(a)(b)(d) (5 yr. CMT + 4.750%)
1,525,000	5.459	06/30/35	1,515,027
Uzbek Industrial & Construction Bank ATB(b)
970,000	8.950	07/24/29	1,026,163
Walker & Dunlop, Inc.(a)(b)
1,075,000	6.625	04/01/33	1,096,382
Wells Fargo & Co.(a)(d)
(5 yr. CMT + 2.767%)
2,185,000	6.850	09/15/29	2,258,613
(5 yr. CMT + 3.453%)
960,000	3.900	03/15/26	950,102
(5 yr. CMT + 3.606%)
960,000	7.625	09/15/28	1,024,829
Yapi ve Kredi Bankasi AS(a)(b)(d)
(5 yr. CMT + 5.278%)
450,000	9.250	01/17/34	472,244
(5 yr. CMT + 5.499%)
470,000	9.743	04/04/29	492,766

			123,942,488

Beverages(a) – 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS(b)
220,000	3.375	06/29/28	199,100
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4,549,000	4.700	02/01/36	4,414,395
Becle SAB de CV
200,000	2.500	10/14/31	166,600
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL(b)
200,000	5.250	04/27/29	193,558
Constellation Brands, Inc.
3,815,000	2.250	08/01/31	3,305,889
Keurig Dr. Pepper, Inc.
298,000	3.800	05/01/50	217,957

			8,497,499

Building Materials(a) – 0.8%
Builders FirstSource, Inc.(b)
1,725,000	5.000	03/01/30	1,690,103
Cemex SAB de CV(b)(d) (5 yr. CMT + 3.520%)
200,000	7.200	06/10/30	203,900
JH North America Holdings, Inc.(b)
890,000	5.875	01/31/31	893,898
890,000	6.125	07/31/32	900,075
Limak Cimento Sanayi ve Ticaret AS
990,000	9.750	07/25/29	1,013,819
Quikrete Holdings, Inc.(b)
1,605,000	6.375	03/01/32	1,647,244
1,745,000	6.750	03/01/33	1,790,038

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Smyrna Ready Mix Concrete LLC(b)
$4,253,000	8.875%	11/15/31	$ 4,477,729
Standard Building Solutions, Inc.(b)
2,615,000	6.500	08/15/32	2,670,569
Standard Industries, Inc.(b)
1,805,000	4.375	07/15/30	1,709,010
3,889,000	3.375	01/15/31	3,475,288

			20,471,673

Chemicals(a) – 1.4%
Ashland, Inc.(b)
3,095,000	3.375	09/01/31	2,720,443
Avient Corp.(b)
1,655,000	7.125	08/01/30	1,697,169
Axalta Coating Systems LLC(b)
2,950,000	3.375	02/15/29	2,763,619
Braskem Netherlands Finance BV
200,000	4.500	01/10/28	153,000
Celanese U.S. Holdings LLC
1,580,000	6.500	04/15/30	1,598,628
2,250,000	6.750	04/15/33	2,270,183
Chemours Co.(b)
4,375,000	4.625	11/15/29	3,707,419
530,000	8.000	01/15/33	493,091
FMC Corp.(d) (5 yr. CMT + 4.366%)
1,365,000	8.450	11/01/55	1,411,041
Huntsman International LLC
2,019,000	4.500	05/01/29	1,919,524
Ingevity Corp.(b)
1,250,000	3.875	11/01/28	1,187,750
Inversion Escrow Issuer LLC(b)
2,391,000	6.750	08/01/32	2,361,830
Methanex U.S. Operations, Inc.(b)
1,200,000	6.250	03/15/32	1,189,356
Minerals Technologies, Inc.(b)
1,625,000	5.000	07/01/28	1,600,755
OCP SA
960,000	5.125	06/23/51	735,667
Olympus Water U.S. Holding Corp.(b)
2,300,000	9.750	11/15/28	2,412,217
1,925,000	7.250	06/15/31	1,967,716
Orbia Advance Corp. SAB de CV(b)
240,000	6.800	05/13/30	245,443
Sasol Financing USA LLC
890,000	5.500	03/18/31	738,211
SNF Group SACA(b)
740,000	3.125	03/15/27	713,952
925,000	3.375	03/15/30	850,066
Valvoline, Inc.(b)
850,000	3.625	06/15/31	765,255
WR Grace Holdings LLC(b)
1,780,000	5.625	08/15/29	1,642,815

			35,145,150

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Coal(a)(b) – 0.0%
Mongolian Mining Corp.
	$330,000	8.440%		04/03/30	$ 317,295

Commercial Services(a) – 1.5%
ADT Security Corp.(b)
	4,207,000	4.125		08/01/29	4,026,982
APi Group DE, Inc.(b)
	3,865,000	4.125		07/15/29	3,686,669
	550,000	4.750		10/15/29	532,130
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
	910,000	8.375		06/15/32	938,583
Belron U.K. Finance PLC(b)
	1,321,000	5.750		10/15/29	1,333,615
Bidvest Group U.K. PLC
	515,000	3.625	(b)	09/23/26	506,147
	260,000	3.625		09/23/26	255,531
Garda World Security Corp.(b)
	1,732,000	7.750		02/15/28	1,783,250
	1,000,000	8.250		08/01/32	1,031,120
	715,000	8.375		11/15/32	736,657
HealthEquity, Inc.(b)
	1,013,000	4.500		10/01/29	976,421
Herc Holdings, Inc.(b)
	1,570,000	7.000		06/15/30	1,621,151
Hertz Corp.(b)
	1,325,000	12.625		07/15/29	1,384,996
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS
	875,081	9.500	(b)	07/10/36	875,353
	194,463	9.500		07/10/36	194,523
Mavis Tire Express Services Topco Corp.(b)
	2,516,000	6.500		05/15/29	2,486,789
Mersin Uluslararasi Liman Isletmeciligi AS(b)
	200,000	8.250		11/15/28	208,250
Verisure Holding AB(b)
EUR	725,000	3.250		02/15/27	825,276
	2,033,000	5.500		05/15/30	2,422,930
Verisure Midholding AB
	800,000	5.250	(b)	02/15/29	920,172
	1,350,000	5.250		02/15/29	1,552,790
Veritiv Operating Co.(b)
	$100,000	10.500		11/30/30	108,417
VT Topco, Inc.(b)
	5,067,000	8.500		08/15/30	5,394,734
Wand NewCo 3, Inc.(b)
	2,824,000	7.625		01/30/32	2,967,855
Williams Scotsman, Inc.(b)
	1,878,000	6.625		06/15/29	1,926,171

					38,696,512

Computers(a) – 0.9%
Ahead DB Holdings LLC(b)
	3,200,000	6.625		05/01/28	3,206,272
Atos SE(f)
EUR	1,795,000	9.000		12/18/29	2,269,973

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Booz Allen Hamilton, Inc.(b)
$2,413,000	3.875%		09/01/28	$ 2,340,489
CACI International, Inc.(b)
955,000	6.375		06/15/33	977,557
Dell International LLC/EMC Corp.
2,589,000	8.100		07/15/36	3,113,065
Diebold Nixdorf, Inc.(b)
2,300,000	7.750		03/31/30	2,437,931
Hewlett Packard Enterprise Co.
2,620,000	6.200		10/15/35	2,763,314
KBR, Inc.(b)
1,116,000	4.750		09/30/28	1,075,623
McAfee Corp.(b)
3,295,000	7.375		02/15/30	3,058,090
Virtusa Corp.(b)
2,186,000	7.125		12/15/28	2,088,417

				23,330,731

Cosmetics & Personal Care(a) – 0.0%
Perrigo Finance Unlimited Co.
825,000	6.125		09/30/32	830,354

Distribution & Wholesale(a)(b) – 0.1%
American Builders & Contractors Supply Co., Inc.
2,650,000	3.875		11/15/29	2,496,406
Telecommunications Co. Telekom Srbija AD Belgrade
200,000	7.000		10/28/29	199,888

				2,696,294

Diversified Financial Services – 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)(d)
(5 yr. CMT + 2.720%)
1,850,000	6.950		03/10/55	1,928,070
AG TTMT Escrow Issuer LLC(a)(b)
985,000	8.625		09/30/27	1,011,506
Air Lease Corp.(a)(d) (5 yr. CMT + 2.560%)
3,186,000	6.000		09/24/29	3,112,435
Ally Financial, Inc.
3,840,000	8.000		11/01/31	4,337,011
(7 yr. CMT + 3.481%)
3,275,000	4.700	(a)(d)	05/15/28	2,987,128
American Express Co.(a)(d) (5 yr. CMT + 2.854%)
960,000	3.550		09/15/26	938,333
Avolon Holdings Funding Ltd.(a)(b)
1,245,000	3.250		02/15/27	1,213,302
Charles Schwab Corp.(a)(d) (5 yr. CMT + 3.168%)
2,760,000	4.000		06/01/26	2,717,993
Credit Acceptance Corp.(a)(b)
1,635,000	6.625		03/15/30	1,656,124
Focus Financial Partners LLC(a)(b)
2,135,000	6.750		09/15/31	2,181,564
Freedom Mortgage Holdings LLC(a)(b)
4,870,000	9.250		02/01/29	5,092,364
Jane Street Group/JSG Finance, Inc.(a)(b)
2,535,000	6.125		11/01/32	2,516,545

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)(b)
$3,069,000	5.000%		08/15/28	$ 2,960,235
Macquarie Airfinance Holdings Ltd.(a)(b)
340,000	6.400		03/26/29	353,637
Midcap Financial Issuer Trust(a)(b)
2,367,000	6.500		05/01/28	2,346,857
810,000	5.625		01/15/30	760,882
Nationstar Mortgage Holdings, Inc.(a)(b)
2,541,000	5.500		08/15/28	2,538,408
Navient Corp.(a)
2,293,000	5.500		03/15/29	2,243,563
1,645,000	9.375		07/25/30	1,799,202
OneMain Finance Corp.
536,000	7.125		03/15/26	542,303
1,740,000	6.625	(a)	05/15/29	1,776,836
1,578,000	4.000	(a)	09/15/30	1,443,602
4,525,000	7.125	(a)	09/15/32	4,665,637
Osaic Holdings, Inc.(a)(b)
57,000	6.750		08/01/32	57,692
57,000	8.000		08/01/33	57,918
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.(a)(b)
1,310,000	6.375		02/01/27	1,309,240
PennyMac Financial Services, Inc.(a)(b)
1,760,000	6.875		05/15/32	1,793,722
Rocket Cos., Inc.(a)(b)
1,840,000	6.125		08/01/30	1,867,158
1,580,000	6.375		08/01/33	1,611,979
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
2,587,000	4.000		10/15/33	2,290,375
SLM Corp.(a)
970,000	6.500		01/31/30	1,007,520
Stonex Escrow Issuer LLC(a)(b)
945,000	6.875		07/15/32	962,870
StoneX Group, Inc.(a)(b)
1,715,000	7.875		03/01/31	1,805,381
United Wholesale Mortgage LLC(a)(b)
3,065,000	5.500		04/15/29	2,999,378
VFH Parent LLC/Valor Co-Issuer, Inc.(a)(b)
1,505,000	7.500		06/15/31	1,566,028

				68,452,798

Electrical – 1.1%
Adani Electricity Mumbai Ltd.
410,000	3.949		02/12/30	376,995
AES Panama Generation Holdings SRL(a)
225,801	4.375		05/31/30	205,253
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)(b)
2,630,000	6.375		02/15/32	2,654,433
Calpine Corp.(a)(b)
4,045,000	3.750		03/01/31	3,802,988
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA(a)
400,000	5.375		12/30/30	363,140

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Eskom Holdings SOC Ltd.
$458,000	8.450%		08/10/28	$ 483,190
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple(a)(b)
495,254	7.250		01/31/41	506,397
Lightning Power LLC(a)(b)
4,213,000	7.250		08/15/32	4,407,851
Mong Duong Finance Holdings BV(a)
589,512	5.125		05/07/29	576,047
NextEra Energy Capital Holdings, Inc.(a)(d)
(5 yr. CMT + 1.979%)
1,645,000	6.500		08/15/55	1,700,864
(5 yr. CMT + 2.053%)
1,125,000	6.375		08/15/55	1,155,375
NRG Energy, Inc.(a)
110,000	5.750		01/15/28	110,180
428,000	3.375	(b)	02/15/29	401,811
4,943,000	5.750	(b)	07/15/29	4,935,882
Pacific Gas & Electric Co.(a)
1,410,000	3.500		08/01/50	922,958
Pike Corp.(a)(b)
2,320,000	5.500		09/01/28	2,310,442
785,000	8.625		01/31/31	845,406
San Miguel Global Power Holdings Corp.(a)(d) (1 yr. CMT + 6.404%)
350,000	8.125		12/02/29	343,875
Sempra (a)(d) (5 yr. CMT + 4.550%)
3,200,000	4.875		10/15/25	3,184,544

				29,287,631

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
960,000	6.375		03/15/29	984,403
730,000	6.625		03/15/32	753,127

				1,737,530

Electronics(a)(b) – 0.2%
Imola Merger Corp.
4,318,000	4.750		05/15/29	4,186,474
TTM Technologies, Inc.
769,000	4.000		03/01/29	732,588

				4,919,062

Engineering & Construction(a) – 0.7%
AECOM(b)
3,369,000	6.000		08/01/33	3,396,289
Aeropuerto Internacional de Tocumen SA
1,040,000	5.125		08/11/61	745,493
Aeropuertos Dominicanos Siglo XXI SA(b)
690,000	7.000		06/30/34	711,631
Arcosa, Inc.(b)
1,171,000	4.375		04/15/29	1,129,031
590,000	6.875		08/15/32	610,072

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C(b)
	$420,000	7.875%		02/03/30	$ 425,439
Dycom Industries, Inc.(b)
	2,654,000	4.500		04/15/29	2,572,204
Global Infrastructure Solutions, Inc.(b)
	4,255,000	5.625		06/01/29	4,231,682
	1,335,000	7.500		04/15/32	1,372,740
IHS Holding Ltd.
	293,000	5.625	(b)	11/29/26	287,506
	200,000	6.250	(b)	11/29/28	196,640
	270,000	8.250		11/29/31	275,041
International Airport Finance SA
	618,191	12.000		03/15/33	660,587
Kingston Airport Revenue Finance Ltd.(b)
	739,000	6.750		12/15/36	743,545
Mexico City Airport Trust
	240,000	3.875		04/30/28	232,920
	320,000	5.500		10/31/46	269,026
	300,000	5.500		07/31/47	251,304

					18,111,150

Entertainment(a) – 1.3%
AMC Entertainment Holdings, Inc.(b)
	818,000	7.500		02/15/29	695,930
Boyne USA, Inc.(b)
	2,596,000	4.750		05/15/29	2,518,977
Caesars Entertainment, Inc.(b)
	4,323,000	4.625		10/15/29	4,087,094
	1,325,000	6.000		10/15/32	1,279,380
Cinemark USA, Inc.(b)
	3,687,000	5.250		07/15/28	3,662,666
	1,065,000	7.000		08/01/32	1,099,634
Cirsa Finance International SARL(b)
EUR	511,000	6.500		03/15/29	610,223
Light & Wonder International, Inc.(b)
	$480,000	7.000		05/15/28	480,619
Penn Entertainment, Inc.(b)
	2,942,000	4.125		07/01/29	2,726,999
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(b)
	2,340,000	6.625		02/01/33	2,361,996
SeaWorld Parks & Entertainment, Inc.(b)
	4,680,000	5.250		08/15/29	4,565,012
Six Flags Entertainment Corp.(b)
	1,779,000	5.500		04/15/27	1,775,388
Starz Capital Holdings LLC(b)
	2,435,000	5.500		04/15/29	2,015,669
Vail Resorts, Inc.(b)
	1,420,000	5.625		07/15/30	1,427,398
Warnermedia Holdings, Inc.
	2,205,000	4.054		03/15/29	2,074,640
	2,660,000	4.279		03/15/32	2,239,667

					33,621,292

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a) – 0.7%
Ambipar Lux SARL
	$350,000	9.875%	02/06/31	$ 317,188
GFL Environmental, Inc.(b)
	6,695,000	4.000	08/01/28	6,485,848
Luna 2 5SARL(b)
EUR	932,000	5.500	07/01/32	1,099,601
Madison IAQ LLC(b)
	$4,119,000	4.125	06/30/28	3,986,739
	1,594,000	5.875	06/30/29	1,554,166
Reworld Holding Corp.
	645,000	5.000	09/01/30	612,208
Waste Pro USA, Inc.(b)
	4,305,000	7.000	02/01/33	4,468,159

				18,523,909

Food & Drug Retailing – 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(b)
	2,490,000	4.625	01/15/27	2,471,250
	1,915,000	5.875	02/15/28	1,914,349
	482,000	4.875	02/15/30	470,177
Aragvi Finance International DAC(a)(b)
	440,000	11.125	11/20/29	441,316
Arcor SAIC(a)(b)
	240,000	7.600	07/31/33	239,640
BRF GmbH
	317,000	4.350	09/29/26	313,868
BRF SA(a)
	206,000	5.750	09/21/50	168,535
Chobani Holdco II LLC(a)(b)(c) (PIK 9.500%, Cash 8.750%)
	438,461	8.750	10/01/29	471,297
Fiesta Purchaser, Inc.(a)(b)
	1,193,000	9.625	09/15/32	1,263,769
Grupo Nutresa SA(a)(b)
	300,000	8.000	05/12/30	316,200
	300,000	9.000	05/12/35	328,050
Kraft Heinz Foods Co.(a)
	2,208,000	5.000	07/15/35	2,135,511
	2,487,000	4.375	06/01/46	1,976,469
Performance Food Group, Inc.(a)(b)
	1,105,000	5.500	10/15/27	1,103,884
Post Holdings, Inc.(a)(b)
	5,739,000	4.625	04/15/30	5,482,122
	3,611,000	6.375	03/01/33	3,618,222
U.S. Foods, Inc.(a)(b)
	2,580,000	4.750	02/15/29	2,529,303
	980,000	4.625	06/01/30	944,995
United Natural Foods, Inc.(a)(b)
	1,970,000	6.750	10/15/28	1,961,726

				28,150,683

Hand/Machine Tools(a) – 0.1%
Regal Rexnord Corp.
	1,940,000	6.300	02/15/30	2,031,471

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – 1.2%
CAB SELAS
EUR	1,075,000	3.375	%(b)	02/01/28	$ 1,175,007
	1,207,000	3.375		02/01/28	1,319,287
DaVita, Inc. (b)
	$6,785,000	3.750		02/15/31	6,155,081
	1,915,000	6.750		07/15/33	1,974,250
Encompass Health Corp.
	1,150,000	4.500		02/01/28	1,132,669
LifePoint Health, Inc.(b)
	3,465,000	5.375		01/15/29	3,253,392
Medline Borrower LP(b)
	3,135,000	3.875		04/01/29	2,989,661
	4,389,000	5.250		10/01/29	4,306,575
Molina Healthcare, Inc.(b)
	1,818,000	3.875		05/15/32	1,587,405
	2,275,000	6.250		01/15/33	2,244,970
Prime Healthcare Services, Inc.(b)
	1,535,000	9.375		09/01/29	1,525,022
Team Health Holdings, Inc.(b)
	654,000	8.375		06/30/28	657,185
Tenet Healthcare Corp.
	3,154,000	6.125		06/15/30	3,183,458

					31,503,962

Home Builders – 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(a)(b)
	1,577,000	4.875		02/15/30	1,435,937
Installed Building Products, Inc.(a)(b)
	770,000	5.750		02/01/28	767,998
KB Home(a)
	1,730,000	7.250		07/15/30	1,780,464
New Home Co., Inc.(a)(b)
	3,250,000	8.500		11/01/30	3,320,428
PulteGroup, Inc.
	2,880,000	7.875		06/15/32	3,361,651
Taylor Morrison Communities, Inc.(a)(b)
	1,246,000	5.125		08/01/30	1,228,220

					11,894,698

Home Furnishings(a)(b) – 0.0%
Somnigroup International, Inc.
	1,455,000	3.875		10/15/31	1,313,821

Household Products(a) – 0.1%
Central Garden & Pet Co.
	1,325,000	4.125		10/15/30	1,245,354
Kronos Acquisition Holdings, Inc.(b)
	1,230,000	8.250		06/30/31	1,067,320
Spectrum Brands, Inc.(b)
	442,000	3.875		03/15/31	352,239

					2,664,913

Housewares(a) – 0.2%
Newell Brands, Inc.
	860,000	8.500	(b)	06/01/28	902,149

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Housewares(a) – (continued)
$475,000	6.375%	05/15/30	$ 461,705
730,000	6.625	05/15/32	698,376
1,325,000	7.000	04/01/46	1,136,108
Scotts Miracle-Gro Co.
3,552,000	4.000	04/01/31	3,245,107

			6,443,445

Insurance – 1.7%
Acrisure LLC/Acrisure Finance, Inc.(a)(b)
895,000	8.250	02/01/29	924,499
2,140,000	4.250	02/15/29	2,042,095
2,390,000	6.000	08/01/29	2,330,680
1,065,000	6.750	07/01/32	1,078,355
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(a)(b)
1,596,000	6.750	10/15/27	1,599,990
5,275,000	6.750	04/15/28	5,346,160
1,660,000	7.375	10/01/32	1,706,779
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(a)(b)
3,140,000	7.875	11/01/29	3,235,707
Ardonagh Group Finance Ltd.(a)(b)
6,551,000	8.875	02/15/32	6,892,504
BroadStreet Partners, Inc.(a)(b)
4,409,000	5.875	04/15/29	4,378,710
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(a)(b)
2,975,000	8.125	02/15/32	3,098,046
HUB International Ltd.(a)(b)
1,470,000	7.375	01/31/32	1,531,005
MetLife, Inc.(a)(d) (5 yr. CMT + 2.078%)
3,045,000	6.350	03/15/55	3,128,463
Nassau Cos., of New York(a)(b)
2,253,000	7.875	07/15/30	2,273,953
Prudential Financial, Inc. (a)(d) (5 yr. CMT + 3.234%)
2,400,000	6.000	09/01/52	2,433,336
Ryan Specialty LLC(a)(b)
1,260,000	5.875	08/01/32	1,263,566
Transatlantic Holdings, Inc.
70,000	8.000	11/30/39	87,016
USI, Inc.(a)(b)
1,125,000	7.500	01/15/32	1,188,135

			44,538,999

Internet(a) – 0.7%
ANGI Group LLC(b)
2,499,000	3.875	08/15/28	2,327,543
Expedia Group, Inc.
3,285,000	3.250	02/15/30	3,098,051
Gen Digital, Inc.(b)
1,170,000	6.250	04/01/33	1,193,002
GrubHub Holdings, Inc.(b)
3,260,000	5.500	07/01/27	3,189,910
ION Trading Technologies SARL(b)
1,980,000	9.500	05/30/29	2,067,417

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Match Group Holdings II LLC(b)
	$1,155,000	5.625%		02/15/29	$ 1,150,646
	883,000	3.625		10/01/31	790,073
Rakuten Group, Inc.(b)(d) (5 yr. CMT + 4.250%)
	1,125,000	8.125		12/15/29	1,117,069
Snap, Inc.(b)
	740,000	6.875		03/01/33	758,374
United Group BV
EUR	1,125,000	4.625	(b)	08/15/28	1,281,012
(3 mo. EUR EURIBOR + 4.250%)
	1,125,000	6.393	(d)	02/15/31	1,285,454

					18,258,551

Investment Companies(a)(b) – 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	$1,905,000	10.000		11/15/29	1,929,041

Iron/Steel(a) – 0.3%
Cleveland-Cliffs, Inc.
	2,160,000	5.875		06/01/27	2,162,376
	1,230,000	6.875	(b)	11/01/29	1,230,443
	1,555,000	4.875	(b)	03/01/31	1,373,982
	810,000	7.500	(b)	09/15/31	809,627
CSN Inova Ventures
	520,000	6.750		01/28/28	493,652
Metinvest BV
	200,000	8.500		04/23/26	177,000
Samarco Mineracao SA(c) (PIK 9.049%, Cash 9.000%)
	815,822	9.500		06/30/31	806,644

					7,053,724

Leisure Time(a)(b) – 0.7%
Acushnet Co.
	310,000	7.375		10/15/28	323,680
Carnival Corp.
	2,305,000	5.750		03/15/30	2,339,921
	1,795,000	6.125		02/15/33	1,825,766
Carnival PLC
EUR	2,443,000	4.125		07/15/31	2,830,076
MajorDrive Holdings IV LLC
	$3,765,000	6.375		06/01/29	3,109,062
NCL Corp. Ltd.
	1,875,000	6.750		02/01/32	1,925,944
Royal Caribbean Cruises Ltd.
	2,425,000	5.625		09/30/31	2,442,897
	4,121,000	6.250		03/15/32	4,226,662

					19,024,008

Lodging – 0.5%
Genting New York LLC/GENNY Capital, Inc.(a)(b)
	4,225,000	7.250		10/01/29	4,353,693
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(a)(b)
	3,640,000	5.000		06/01/29	3,482,643
Las Vegas Sands Corp.(a)
	170,000	6.000		06/14/30	174,642

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging – (continued)
Melco Resorts Finance Ltd.(a)
$430,000	5.625%		07/17/27	$ 428,925
1,360,000	7.625	(b)	04/17/32	1,395,700
MGM Resorts International(a)
1,757,000	4.750		10/15/28	1,734,897
Travel & Leisure Co.(a)(b)
573,000	6.625		07/31/26	577,366
Wynn Macau Ltd.(b)(g)
310,000	4.500		03/07/29	319,920

				12,467,786

Machinery - Construction & Mining(a)(b) – 0.2%
BWX Technologies, Inc.
983,000	4.125		06/30/28	951,396
Terex Corp.
1,015,000	6.250		10/15/32	1,016,492
Vertiv Group Corp.
2,836,000	4.125		11/15/28	2,757,046

				4,724,934

Machinery-Diversified(a)(b) – 0.2%
Chart Industries, Inc.
1,665,000	7.500		01/01/30	1,744,237
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
2,935,000	9.000		02/15/29	3,028,451

				4,772,688

Media(a) – 2.2%
AMC Networks, Inc.(b)
980,000	10.250		01/15/29	1,007,048
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
4,780,000	4.750		03/01/30	4,540,570
5,885,000	4.250		02/01/31	5,370,298
4,605,000	4.750		02/01/32	4,252,441
Charter Communications Operating LLC/Charter Communications Operating Capital
11,515,000	6.384		10/23/35	11,926,776
Cumulus Media New Holdings, Inc.(b)
2,205,000	8.000		07/01/29	577,798
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5,735,000	5.875		08/15/27	5,700,361
DISH DBS Corp.(b)
1,650,000	5.250		12/01/26	1,551,940
DISH Network Corp.(b)
1,740,000	11.750		11/15/27	1,811,705
Gray Media, Inc.(b)
758,000	7.250		08/15/33	754,104
iHeartCommunications, Inc.(b)
2,174,000	10.875		05/01/30	1,087,435
420,000	7.000		01/15/31	317,176
News Corp.(b)
2,370,000	3.875		05/15/29	2,265,175
Nexstar Media, Inc.(b)
1,440,000	5.625		07/15/27	1,437,509

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
Sinclair Television Group, Inc.(b)
	$1,160,000	5.125%	02/15/27	$ 1,119,968
Sirius XM Radio LLC(b)
	785,000	3.125	09/01/26	767,581
	4,815,000	4.000	07/15/28	4,586,480
	2,170,000	3.875	09/01/31	1,914,743
TEGNA, Inc.
	2,205,000	4.625	03/15/28	2,154,902
Telecomunicaciones Digitales SA
	560,000	4.500	01/30/30	522,200
Univision Communications, Inc.(b)
	1,600,000	9.375	08/01/32	1,660,224
Ziggo Bond Co. BV(b)
EUR	675,000	3.375	02/28/30	666,765
Ziggo BV(b)
	$1,628,000	4.875	01/15/30	1,502,481

				57,495,680

Mining – 0.5%
Constellium SE(a)(b)
	2,585,000	3.750	04/15/29	2,426,565
Endeavour Mining PLC(a)(b)
	200,000	7.000	05/28/30	203,376
First Quantum Minerals Ltd.(a)(b)
	260,000	6.875	10/15/27	259,675
	250,000	8.625	06/01/31	259,375
	235,000	8.000	03/01/33	242,050
Freeport-McMoRan, Inc.(a)
	1,920,000	5.400	11/14/34	1,939,642
Glencore Finance Canada Ltd.(b)
	2,880,000	5.550	10/25/42	2,750,170
Glencore Funding LLC(a)(b)
	2,855,000	2.850	04/27/31	2,568,558
Navoi Mining & Metallurgical Combinat(b)
	200,000	6.700	10/17/28	204,876
	200,000	6.950	10/17/31	206,626
Novelis Corp.(a)(b)
	2,305,000	4.750	01/30/30	2,208,351
	630,000	6.875	01/30/30	648,730
Vedanta Resources Finance II PLC(a)(b)
	400,000	11.250	12/03/31	416,500

				14,334,494

Miscellaneous Manufacturing(a) – 0.2%
Amsted Industries, Inc.(b)
	580,000	6.375	03/15/33	588,694
Axon Enterprise, Inc.(b)
	755,000	6.125	03/15/30	772,509
	770,000	6.250	03/15/33	789,627
Hillenbrand, Inc.
	1,090,000	6.250	02/15/29	1,104,704
	1,294,000	3.750	03/01/31	1,159,463

				4,414,997

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Office & Business Equipment(a)(b) – 0.0%
Xerox Holdings Corp.
$271,000	5.000%	08/15/25	$ 270,599

Oil Field Services – 3.2%
Aethon United BR LP/Aethon United Finance Corp.(a)(b)
928,000	7.500	10/01/29	972,024
Archrock Partners LP/Archrock Partners Finance Corp.(a)(b)
1,680,000	6.625	09/01/32	1,705,250
Aris Water Holdings LLC(a)(b)
1,485,000	7.250	04/01/30	1,523,862
Azule Energy Finance PLC(a)(b)
750,000	8.125	01/23/30	753,300
California Resources Corp.(a)(b)
396,000	7.125	02/01/26	396,131
Chesapeake Energy Corp.(h)
2,000,000	5.500	09/15/26	6,600
Chord Energy Corp.(a)(b)
1,860,000	6.750	03/15/33	1,896,828
Civitas Resources, Inc.(a)(b)
1,265,000	8.375	07/01/28	1,302,381
925,000	9.625	06/15/33	951,187
CNX Resources Corp.(a)(b)
1,865,000	7.250	03/01/32	1,920,931
Continental Resources, Inc.(a)(b)
1,251,000	5.750	01/15/31	1,257,468
Crescent Energy Finance LLC(a)(b)
455,000	7.625	04/01/32	444,772
5,345,000	7.375	01/15/33	5,117,410
DNO ASA(a)
330,000	9.250	06/04/29	341,385
890,000	8.500	03/27/30	908,690
Ecopetrol SA(a)
110,000	8.625	01/19/29	118,080
60,000	6.875	04/29/30	60,078
270,000	5.875	11/02/51	184,410
EQT Corp.(a)(b)
2,210,000	7.500	06/01/27	2,248,984
1,835,000	3.625	05/15/31	1,700,917
Expand Energy Corp.(a)
1,385,000	4.750	02/01/32	1,345,195
Guara Norte SARL
499,389	5.198	06/15/34	480,112
Hunt Oil Co. of Peru LLC Sucursal Del Peru(a)(b)
460,000	7.750	11/05/38	486,082
Kodiak Gas Services LLC(a)(b)
3,670,000	7.250	02/15/29	3,764,172
Kosmos Energy Ltd.(a)(b)
910,000	8.750	10/01/31	702,065
Lukoil Securities BV
250,000	3.875	05/06/30	180,000
Matador Resources Co.(a)(b)
2,680,000	6.875	04/15/28	2,723,068
1,340,000	6.500	04/15/32	1,342,211
1,900,000	6.250	04/15/33	1,881,741

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
MEG Energy Corp.(a)(b)
$1,200,000	5.875%		02/01/29	$ 1,200,312
Murphy Oil Corp.(a)
1,388,000	6.000		10/01/32	1,330,426
Noble Finance II LLC(a)(b)
3,665,000	8.000		04/15/30	3,728,588
Occidental Petroleum Corp.(a)
2,445,000	6.625		09/01/30	2,580,575
Permian Resources Operating LLC(a)(b)
1,038,000	5.875		07/01/29	1,038,073
980,000	7.000		01/15/32	1,012,575
1,180,000	6.250		02/01/33	1,184,897
Petroleos Mexicanos
96,000	6.490	(a)	01/23/27	96,000
428,000	6.500		03/13/27	427,884
550,000	5.350		02/12/28	535,398
Pluspetrol SA(a)(b)
200,000	8.500		05/30/32	203,375
Raizen Fuels Finance SA(a)
200,000	5.700		01/17/35	186,300
320,000	6.700	(b)	02/25/37	311,296
260,000	6.950	(b)	03/05/54	242,840
SEPLAT Energy PLC(a)(b)
1,110,000	9.125		03/21/30	1,140,525
ShaMaran Petroleum Corp.(a)
201,813	12.000		07/30/29	207,174
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
3,917,000	7.875		11/01/28	4,086,880
SM Energy Co.(a)(b)
935,000	6.750		08/01/29	935,729
1,495,000	7.000		08/01/32	1,480,050
Sunoco LP(a)(b)
1,280,000	7.000		05/01/29	1,329,216
980,000	7.250		05/01/32	1,027,491
Sunoco LP/Sunoco Finance Corp.(a)
6,685,000	4.500		05/15/29	6,467,470
TechnipFMC PLC(a)(b)
3,490,000	6.500		02/01/26	3,488,813
Tengizchevroil Finance Co. International Ltd.(a)
830,000	2.625		08/15/25	825,933
Tidewater, Inc.(a)(b)
2,600,000	9.125		07/15/30	2,726,152
Transocean Poseidon Ltd.(a)(b)
525,525	6.875		02/01/27	525,578
Transocean Titan Financing Ltd.(a)(b)
705,714	8.375		02/01/28	723,590
Transocean, Inc.(a)(b)
1,250,000	8.250		05/15/29	1,181,150
276,000	8.750		02/15/30	286,052
1,260,000	8.500		05/15/31	1,159,502
USA Compression Partners LP/USA Compression Finance Corp.(a)(b)
2,210,000	7.125		03/15/29	2,259,305
Vista Energy Argentina SAU(a)
360,000	7.625		12/10/35	351,882

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Wildfire Intermediate Holdings LLC(a)(b)
	$925,000	7.500%		10/15/29	$ 921,022
YPF SA(a)(b)
	180,000	9.500		01/17/31	189,956
	190,000	8.250		01/17/34	191,330

					82,298,673

Packaging – 0.6%
ARD Finance SA(a)(c) (PIK 5.750%, Cash 5.000%)
EUR	2,802,736	5.000		06/30/27	132,801
(PIK 7.250%, Cash 6.500%)
	$2,179,842	6.500	(b)	06/30/27	159,085
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
	523,000	6.000	(b)	06/15/27	523,528
EUR	2,426,000	3.000		09/01/29	2,505,316
	$1,463,000	4.000	(b)	09/01/29	1,332,266
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
	3,095,000	5.250		08/15/27	1,532,335
Ball Corp. (a)
	3,735,000	6.000		06/15/29	3,801,744
Efesto Bidco SpA Efesto U.S. LLC(a)(b)
	2,523,000	7.500		02/15/32	2,582,770
LABL, Inc.(a)(b)
	755,000	8.625		10/01/31	626,401
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA(a)(b)
	290,000	3.750		08/02/28	273,870
Sealed Air Corp.(b)
	1,768,000	6.875		07/15/33	1,887,835

					15,357,951

Pharmaceuticals(a) – 0.8%
1261229 BC Ltd.(b)
	1,395,000	10.000		04/15/32	1,419,971
AdaptHealth LLC(b)
	1,385,000	6.125		08/01/28	1,379,363
	645,000	4.625		08/01/29	604,513
	980,000	5.125		03/01/30	921,259
Amneal Pharmaceuticals LLC(b)
	533,000	6.875		08/01/32	540,968
CVS Health Corp.
	6,490,000	3.750		04/01/30	6,224,689
Opal Bidco SAS(b)
	3,650,000	6.500		03/31/32	3,690,807
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
	700,000	4.125		04/30/28	662,214
	1,950,000	5.125		04/30/31	1,686,730
Prestige Brands, Inc.(b)
	1,780,000	3.750		04/01/31	1,629,181
Teva Pharmaceutical Finance Netherlands IV BV
	1,200,000	5.750		12/01/30	1,217,676

					19,977,371

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 4.1%
Acu Petroleo Luxembourg SARL(a)
$716,198	7.500%		07/13/35	$ 721,197
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
2,340,000	6.625		02/01/32	2,402,712
Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)(b)
675,000	7.000		07/15/29	700,056
680,000	7.250		07/15/32	717,067
Buckeye Partners LP(a)
889,000	4.125		12/01/27	867,504
1,167,000	4.500	(b)	03/01/28	1,139,610
2,245,000	6.875	(b)	07/01/29	2,308,893
780,000	6.750	(b)	02/01/30	807,940
CNX Midstream PartnersLP(a)(b)
2,292,000	4.750		04/15/30	2,162,594
CQP Holdco LP/BIP-V Chinook Holdco LLC(a)(b)
3,880,000	5.500		06/15/31	3,792,933
DCP Midstream Operating LP(b)
3,840,000	6.750		09/15/37	4,042,291
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)(b)
1,405,000	8.625		03/15/29	1,461,720
2,435,000	7.375		06/30/33	2,405,415
DT Midstream, Inc.(a)(b)
3,960,000	4.375		06/15/31	3,770,554
Energy Transfer LP
2,865,000	6.625		10/15/36	3,071,509
Enterprise Products Operating LLC(a)(d) (3 mo. USD Term SOFR + 3.039%)
960,000	7.369		06/01/67	955,085
Excelerate Energy LP(a)(b)
1,765,000	8.000		05/15/30	1,848,326
Genesis Energy LP/Genesis Energy Finance Corp.(a)
1,930,000	7.750		02/01/28	1,949,319
2,700,000	7.875		05/15/32	2,794,149
Global Partners LP/GLP Finance Corp.(a)
3,762,000	6.875		01/15/29	3,811,696
Howard Midstream Energy Partners LLC(a)(b)
1,550,000	8.875		07/15/28	1,619,951
1,395,000	7.375		07/15/32	1,442,569
Kinder Morgan Energy Partners LP
6,715,000	7.300		08/15/33	7,535,640
Kinetik Holdings LP(a)(b)
650,000	6.625		12/15/28	663,689
3,350,000	5.875		06/15/30	3,351,373
MPLX LP(a)
5,685,000	2.650		08/15/30	5,150,155
NuStar Logistics LP(a)
2,464,000	6.375		10/01/30	2,539,522
Prairie Acquiror LP(a)(b)
3,335,000	9.000		08/01/29	3,457,294
Rockies Express Pipeline LLC(a)(b)
1,435,000	6.750		03/15/33	1,488,138
Summit Midstream Holdings LLC(a)(b)
4,215,000	8.625		10/31/29	4,289,816

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
$1,795,000	7.375%		02/15/29	$ 1,840,898
505,000	6.000		12/31/30	494,870
4,305,000	6.000		09/01/31	4,211,495
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
1,835,000	4.875		02/01/31	1,815,054
TransMontaigne Partners LLC(a)(b)
4,115,000	8.500		06/15/30	4,300,134
Venture Global Calcasieu Pass LLC(a)(b)
3,113,000	4.125		08/15/31	2,874,700
Venture Global LNG, Inc.(a)(b)
3,845,000	8.125		06/01/28	3,977,922
2,380,000	9.500		02/01/29	2,595,009
1,325,000	7.000		01/15/30	1,343,868
Venture Global Plaquemines LNG LLC(a)(b)
1,380,000	6.500		01/15/34	1,419,440
1,380,000	6.750		01/15/36	1,419,454
Williams Cos., Inc.
6,715,000	7.500		01/15/31	7,526,441

				107,088,002

Real Estate(a) – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(b)
3,565,000	5.750		01/15/29	3,174,811
Howard Hughes Corp.(b)
704,000	4.125		02/01/29	671,672
Redsun Properties Group Ltd.(i)
230,000	7.300		01/13/25	3,450
Yuzhou Group Holdings Co. Ltd.(i) (-1X 5 yr. CMT + 8.527%)
380,000	5.375		09/29/25	5,700

				3,855,633

Real Estate Investment Trust(a) – 1.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)
376,000	5.750		05/15/26	374,797
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332(b)
1,630,000	4.375		07/22/31	1,331,710
Crown Castle, Inc.
290,000	4.150		07/01/50	222,056
Iron Mountain Information Management Services, Inc.(b)
9,118,000	5.000		07/15/32	8,704,863
MPT Operating Partnership LP/MPT Finance Corp.
2,880,000	5.000		10/15/27	2,641,997
2,570,000	3.500		03/15/31	1,755,824
105,000	8.500	(b)	02/15/32	109,226
RHP Hotel Properties LP/RHP Finance Corp.(b)
410,000	6.500		06/15/33	419,820
SBA Communications Corp.
2,532,000	3.875		02/15/27	2,486,905
Starwood Property Trust, Inc.(b)
2,040,000	6.500		07/01/30	2,098,507

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Trust Fibra Uno
$200,000	4.869%	01/15/30	$ 190,774
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
2,055,000	4.750	04/15/28	1,994,624
XHR LP(b)
2,650,000	4.875	06/01/29	2,560,748

			24,891,851

Retailing(a) – 1.2%
Arko Corp.(b)
1,590,000	5.125	11/15/29	1,303,641
Asbury Automotive Group, Inc.(b)
1,402,000	4.625	11/15/29	1,345,612
774,000	5.000	02/15/32	732,684
AutoNation, Inc.
921,000	4.750	06/01/30	913,006
Cougar JV Subsidiary LLC(b)
3,252,000	8.000	05/15/32	3,437,787
Foundation Building Materials, Inc.(b)
2,435,000	6.000	03/01/29	2,284,663
Group 1 Automotive, Inc.(b)
480,000	6.375	01/15/30	489,730
GYP Holdings III Corp.(b)
1,777,000	4.625	05/01/29	1,796,138
LCM Investments Holdings II LLC(b)
2,895,000	4.875	05/01/29	2,813,506
1,155,000	8.250	08/01/31	1,221,181
Lowe’s Cos., Inc.
1,977,000	3.750	04/01/32	1,856,858
4,220,000	5.000	04/15/33	4,248,358
Penske Automotive Group, Inc.
2,089,000	3.750	06/15/29	1,977,447
QXO Building Products, Inc.(b)
1,245,000	6.750	04/30/32	1,282,549
Staples, Inc.(b)
650,000	10.750	09/01/29	609,017
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
2,155,000	5.000	06/01/31	2,024,256
Vivo Energy Investments BV
290,000	5.125	09/24/27	285,050
Yum! Brands, Inc.(b)
2,939,000	4.750	01/15/30	2,896,179

			31,517,662

Semiconductors(a) – 0.3%
Broadcom, Inc.(b)
1,984,000	3.469	04/15/34	1,763,617
1,781,000	3.137	11/15/35	1,496,165
3,184,000	3.187	11/15/36	2,627,978
NXP BV/NXP Funding LLC/NXP USA, Inc.
942,000	3.400	05/01/30	891,113

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
Qorvo, Inc.
	$720,000	4.375%	10/15/29	$ 698,364

				7,477,237

Software(a) – 1.7%
AthenaHealth Group, Inc.(b)
	4,570,000	6.500	02/15/30	4,492,813
Castle U.S. Holding Corp.(b)
	3,735,000	10.000	06/30/31	1,401,858
Clarivate Science Holdings Corp.(b)
	3,369,000	3.875	07/01/28	3,225,986
	2,306,000	4.875	07/01/29	2,162,867
Cloud Software Group, Inc.(b)
	2,848,000	9.000	09/30/29	2,947,338
	1,585,000	8.250	06/30/32	1,688,088
CoreWeave, Inc.(b)
	3,230,000	9.250	06/01/30	3,246,408
	4,187,000	9.000	02/01/31	4,179,631
Elastic NV(b)
	1,760,000	4.125	07/15/29	1,673,566
Open Text Corp.(b)
	6,665,000	3.875	12/01/29	6,238,307
Oracle Corp.
	1,935,000	4.900	02/06/33	1,928,247
	1,350,000	3.600	04/01/50	927,814
ROBLOX Corp.(b)
	1,895,000	3.875	05/01/30	1,781,698
SS&C Technologies, Inc.(b)
	815,000	5.500	09/30/27	815,041
	3,530,000	6.500	06/01/32	3,633,147
TeamSystem SpA(b)
EUR	2,975,000	3.500	02/15/28	3,369,605
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(b)
	$1,390,000	3.875	02/01/29	1,306,711

				45,019,125

Sovereign(a) – 0.2%
CoBank ACB(d) (3 mo. USD LIBOR + 4.660%)
	5,135,000	6.250	10/01/26	5,153,825
Eagle Funding Luxco SARL(b)
	250,000	5.500	08/17/30	251,675

				5,405,500

Telecommunication Services – 1.1%
Altice France SA(a)(b)
	4,695,000	5.500	10/15/29	4,079,438
AT&T, Inc.(a)
	3,335,000	2.250	02/01/32	2,863,331
Axian Telecom Holding & Management PLC(a)(b)
	200,000	7.250	07/11/30	200,200
CAS Capital No. 1 Ltd.(a)(d) (5 yr. CMT + 3.642%)
	204,000	4.000	07/12/26	200,838
CommScope LLC(a)(b)
	549,000	8.250	03/01/27	549,291
	1,195,000	9.500	12/15/31	1,257,248

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Digicel International Finance Ltd./Difl U.S. LLC(a)(b)
$200,000	8.625%		08/01/32	$ 202,056
EchoStar Corp.(a)
3,085,000	10.750		11/30/29	3,250,757
(PIK 6.750%, Cash 6.750%)
1,286,035	6.750	(c)	11/30/30	1,218,762
Fibercop SpA(a)(b)
1,348,000	7.200		07/18/36	1,332,889
674,000	7.721		06/04/38	672,039
Hughes Satellite Systems Corp.
1,140,000	6.625		08/01/26	866,024
Iliad Holding SASU(a)(b)
1,400,000	7.000		04/15/32	1,438,458
Level 3 Financing, Inc.(a)(b)
2,155,000	6.875		06/30/33	2,186,334
Nokia of America Corp.
2,880,000	6.450		03/15/29	2,814,019
Sprint Capital Corp.
1,105,000	8.750		03/15/32	1,335,028
Telecom Italia Capital SA
432,000	7.200		07/18/36	454,391
311,000	7.721		06/04/38	335,451
Telefonica Celular del Paraguay SA(a)
203,000	5.875		04/15/27	202,683
T-Mobile USA, Inc.(a)
1,821,000	4.500		04/15/50	1,496,134
Total Play Telecomunicaciones SA de CV(a)
250,000	10.500		12/31/28	240,707
Windstream Services LLC/Windstream Escrow Finance Corp.(a)(b)
865,000	8.250		10/01/31	906,269

				28,102,347

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
2,095,000	3.375		04/01/26	2,071,620

Transportation – 0.3%
Beacon Mobility Corp.(a)(b)
1,330,000	7.250		08/01/30	1,355,057
MV24 Capital BV
417,422	6.748		06/01/34	413,457
Rand Parent LLC(a)(b)
2,790,000	8.500		02/15/30	2,805,485
RXO, Inc.(a)(b)
1,675,000	7.500		11/15/27	1,709,555
Transnet SOC Ltd.(b)
400,000	8.250		02/06/28	415,932
XPO, Inc.(a)(b)
1,315,000	7.125		02/01/32	1,369,007

				8,068,493

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – 0.1%
FTAI Aviation Investors LLC
$2,130,000	5.500%	05/01/28	$ 2,130,639

TOTAL CORPORATE OBLIGATIONS (Cost $1,186,415,970)			$1,168,641,067

Shares	Description	Value

Common Stocks – 35.6%
Aerospace & Defense – 1.0%
74,033	General Electric Co.	$ 20,068,865
24,213	L3Harris Technologies, Inc.	6,654,217

		26,723,082

Banks – 3.7%
773,785	Banco Bilbao Vizcaya
	Argentaria SA ADR	12,945,423
395,306	Bank of America Corp.	18,686,115
130,615	JPMorgan Chase & Co.	38,693,388
198,523	Truist Financial Corp.	8,677,440
209,499	Wells Fargo & Co.	16,891,904

		95,894,270

Beverages – 0.7%
108,352	Coca-Cola Co.	7,356,017
110,846	Coca-Cola Europacific Partners PLC	10,743,195

		18,099,212

Biotechnology – 0.8%
55,269	AbbVie, Inc.	10,446,946
35,698	Amgen, Inc.	10,534,480

		20,981,426

Capital Markets – 1.3%
71,673	Blackstone, Inc.	12,396,562
82,769	KKR & Co., Inc.	12,132,280
337,511	Singapore Exchange Ltd. ADR	8,267,332

		32,796,174

Chemicals – 0.7%
37,132	Linde PLC	17,090,374

Commercial Services & Supplies – 0.3%
39,305	Republic Services, Inc.	9,065,698

Communications Equipment – 0.6%
212,983	Cisco Systems, Inc.	14,499,883
35,685	Intelsat SA(e)(i)	0

		14,499,883

Construction & Engineering – 0.2%
146,778	Vinci SA ADR	5,082,922

Consumer Finance – 0.5%
40,930	American Express Co.	12,250,758

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – 1.5%
9,876	Costco Wholesale Corp.	$ 9,279,885
239,393	Koninklijke Ahold Delhaize NV ADR	9,444,054
200,152	Walmart, Inc.	19,610,893

		38,334,832

Containers & Packaging – 0.3%
158,378	International Paper Co.	7,402,588

Diversified Telecommunication Services – 0.4%
391,517	AT&T, Inc.	10,731,481

Electric Utilities – 1.3%
148,404	Iberdrola SA ADR	10,425,381
159,195	NextEra Energy, Inc.	11,312,396
174,513	Xcel Energy, Inc.	12,816,235

		34,554,012

Electrical Equipment – 0.9%
39,010	Eaton Corp. PLC	15,007,927
175,321	Schneider Electric SE ADR	9,160,523

		24,168,450

Energy Equipment & Services – 0.1%
63,962	Noble Corp. PLC	1,714,821

Financial Services – 0.3%
19,390	Visa, Inc. Class A	6,698,663

Food Products – 0.3%
80,560	Nestle SA ADR	7,007,109

Ground Transportation – 0.3%
24,030	Norfolk Southern Corp.	6,680,340

Health Care Equipment & Supplies – 0.7%
100,887	Abbott Laboratories	12,730,931
48,655	Hoya Corp. ADR	6,203,512

		18,934,443

Health Care Providers & Services – 0.6%
111,802	CVS Health Corp.	6,942,904
32,705	UnitedHealth Group, Inc.	8,161,860

		15,104,764

Health Care REITs – 0.2%
272,545	Healthpeak Properties, Inc.	4,616,912

Hotels, Restaurants & Leisure – 1.3%
38,544	Hilton Worldwide Holdings, Inc.	10,332,876
52,947	McDonald’s Corp.	15,887,806
92,934	Starbucks Corp.	8,285,995

		34,506,677

Household Durables – 0.3%
58,194	DR Horton, Inc.	8,312,431

Household Products – 0.6%
109,429	Procter & Gamble Co.	16,465,782

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.6%
65,262	Honeywell International, Inc.	$ 14,511,006

Industrial REITs – 0.3%
79,750	Prologis, Inc.	8,515,705

Insurance – 1.1%
47,013	Allstate Corp.	9,555,392
40,622	Marsh & McLennan Cos., Inc.	8,091,903
301,837	Zurich Insurance Group AG ADR	10,353,009

		28,000,304

Interactive Media & Services – 0.5%
66,399	Alphabet, Inc. Class A	12,741,968

IT Services(i) – 0.0%
4,535	DSG TopCo, Inc.	60,846

Life Sciences Tools & Services – 0.4%
56,090	Danaher Corp.	11,058,704

Machinery – 0.6%
22,228	Caterpillar, Inc.	9,736,309
23,534	Illinois Tool Works, Inc.	6,023,998

		15,760,307

Media – 0.5%
4,011	Audacy Capital Corp. Class B(i)	52,143
36,581	Audacy Capital LLC Class A(i)	461,835
194,739	Bright Pattern Holdco(e)(i)	195
635,140	iHeartMedia, Inc. Class A(i)	1,187,712
105,780	New York Times Co. Class A	5,488,924
77,677	Omnicom Group, Inc.	5,596,628
35,685	SES SA(i)	410,377

		13,197,814

Metals & Mining – 0.9%
227,251	Freeport-McMoRan, Inc.	9,144,580
222,350	Rio Tinto PLC ADR	13,289,860

		22,434,440

Multi-Utilities – 2.0%
127,834	Ameren Corp.	12,927,852
161,920	CMS Energy Corp.	11,949,696
186,524	Dominion Energy, Inc.	10,902,328
143,990	National Grid PLC ADR	10,135,456
87,156	Sempra	7,118,902

		53,034,234

Office REITs – 0.1%
57,966	BXP, Inc.	3,792,715

Oil, Gas & Consumable Fuels – 2.4%
168,899	BP PLC ADR	5,430,103
108,058	ConocoPhillips	10,302,250
58,591	EOG Resources, Inc.	7,032,092
2,642	Expand Energy Corp.	276,829
150,144	Exxon Mobil Corp.	16,762,076
53,601	Phillips 66	6,624,011

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
230,926	Shell PLC ADR	$ 16,675,166

		63,102,527

Personal Products – 0.7%
404,070	Kenvue, Inc.	8,663,261
150,607	Unilever PLC ADR	8,799,967

		17,463,228

Pharmaceuticals – 1.9%
128,221	AstraZeneca PLC ADR	9,371,673
6,260	Eli Lilly & Co.	4,632,838
110,501	Johnson & Johnson	18,203,935
113,250	Merck & Co., Inc.	8,847,090
203,042	Roche Holding AG ADR	7,900,364

		48,955,900

Real Estate Management & Development(b) – 0.0%
122,732	Sunac Services Holdings Ltd.	27,964

Residential REITs – 0.2%
34,248	AvalonBay Communities, Inc.	6,379,717

Retail REITs – 0.2%
78,311	Regency Centers Corp.	5,591,405

Semiconductors & Semiconductor Equipment – 1.3%
23,240	Broadcom, Inc.	6,825,588
7,297	KLA Corp.	6,414,282
58,342	Taiwan Semiconductor
	Manufacturing Co. Ltd. ADR	14,096,594
30,959	Texas Instruments, Inc.	5,605,437

		32,941,901

Software – 1.4%
22,119	Microsoft Corp.	11,800,487
69,514	Oracle Corp.	17,640,568
31,437	Salesforce, Inc.	8,121,120

		37,562,175

Specialized REITs – 0.2%
34,042	Digital Realty Trust, Inc.	6,006,371

Specialty Retail – 0.5%
52,578	Lowe’s Cos., Inc.	11,754,864

Technology Hardware, Storage & Peripherals – 0.3%
327,651	Hewlett Packard Enterprise Co.	6,779,099

Trading Companies & Distributors – 0.4%
249,066	Fastenal Co.	11,489,415

Water Utilities – 0.2%
40,234	American Water Works Co., Inc.	5,642,416

TOTAL COMMON STOCKS (Cost $667,860,405)		$ 924,522,129

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – 6.0%
Aerospace & Defense – 0.3%
Bleriot U.S. Bidco, Inc. (3 mo. USD Term SOFR + 2.750%)
$1,262,274	6.808%	10/31/30	$ 1,263,460
Dynasty Acquisition Co., Inc.
(1 mo. USD Term SOFR + 2.000%)
1,940,250	6.356	10/31/31	1,944,500
Kaman Corp.
(3 mo. USD Term SOFR + 2.750%)
310,345	7.079	02/26/32	310,441
3,289,655	7.083	02/26/32	3,290,675

			6,809,076

Auto Parts & Equipment – 0.4%
First Brands Group LLC
(3 mo. USD Term SOFR + 8.500%)
2,900,000	13.070	03/30/28	2,711,500
(3 mo. USD Term SOFR + 5.000%)
3,899,097	9.570	03/30/27	3,805,784
Garrett LX I SARL (3 mo. USD Term SOFR + 2.250%)
2,702,228	6.308	01/30/32	2,707,308

			9,224,592

Beverages – 0.1%
Sazerac Co., Inc. (3 mo. USD Term SOFR + 2.500%)
2,100,000	6.840	07/09/32	2,106,573

Building & Construction – 0.2%
AAL Delaware Holdco, Inc. (1 mo. USD Term SOFR + 2.750%)
4,515,932	7.106	07/30/31	4,515,932

Building Materials – 0.3%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
4,270,125	7.706	11/03/28	4,269,442
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
2,154,556	8.057	12/22/28	2,160,459
(3 mo. USD Term SOFR + 6.750%)
625,000	11.307	12/21/29	632,031

			7,061,932

Chemicals – 0.3%
Illuminate Buyer LLC (1 mo. USD Term SOFR + 3.000%)
4,515,875	7.356	12/31/29	4,522,332
Nouryon Finance BV (3 mo. USD Term SOFR + 3.250%)
4,439,113	7.510	04/03/28	4,436,361

			8,958,693

Commercial Services – 0.9%
Albion Financing 3 SARL (1 mo. USD Term SOFR + 3.000%)
2,932,949	7.316	05/21/31	2,943,214
Ankura Consulting Group LLC (3 mo. USD Term SOFR + 3.500%)
4,900,375	7.802	12/29/31	4,912,626
Anticimex International AB (3 mo. USD Term SOFR + 3.400%)
4,817,599	7.660	11/16/28	4,823,532
Fugue Finance LLC (1 mo. USD Term SOFR + 2.750%)
4,613,437	7.097	01/09/32	4,629,077

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Commercial Services – (continued)
TruGreen LP (3 mo. USD Term SOFR + 8.500%)
$1,750,000	13.070%	11/02/28	$ 1,443,750
Veritiv Corp. (3 mo. USD Term SOFR + 4.000%)
4,626,692	8.296	11/30/30	4,641,173

			23,393,372

Computers – 0.4%
Kaseya, Inc.
(1 mo. USD Term SOFR + 3.250%)
3,441,375	7.606	03/20/32	3,448,912
(1 mo. USD Term SOFR + 5.000%)
2,525,000	9.356	03/18/33	2,532,903
McAfee LLC (1 mo. USD Term SOFR + 3.000%)
3,930,250	7.327	03/01/29	3,791,866
Virtusa Corp. (1 mo. USD Term SOFR + 3.250%)
1,855,530	7.606	02/15/29	1,853,211

			11,626,892

Diversified Financial Services – 0.1%
Fiserv Investment Solutions, Inc. (3 mo. USD Term SOFR + 4.000%)
617,500	8.322	02/18/27	608,237
FNZ Group Services Ltd. (3 mo. USD Term SOFR + 5.000%)
1,246,875	9.260	11/05/31	1,004,981
GEN II Fund Services LLC (6 mo. USD Term SOFR + 2.750%)
2,294,250	6.967	11/26/31	2,297,118

			3,910,336

Electric – 0.2%
Kohler Energy Co. LLC (3 mo. USD Term SOFR + 3.750%)
4,292,792	8.046	05/01/31	4,310,220

Electronics – 0.1%
LSF12 Crown U.S. Commercial Bidco LLC (1 mo.USD Term SOFR + 3.500%)
2,100,000	7.856	12/02/31	2,111,382

Engineering & Construction – 0.2%
Brown Group Holding LLC
(1 mo. USD Term SOFR + 2.500%)
957,726	6.856	07/01/31	958,387
(1 mo. USD Term SOFR + 2.500%) – (3 mo. USD Term SOFR + 2.500%)
1,621,826	6.833 – 7.106	07/01/31	1,623,432
Construction Partners, Inc. (1 mo. USD Term SOFR + 2.500%)
597,000	6.856	11/03/31	599,239
TRC Cos. LLC (1 mo.USD Term SOFR + 3.000%)
3,359,189	7.356	12/08/28	3,355,830

			6,536,888

Entertainment – 0.1%
Crown Finance U.S., Inc. (1 mo. USD Term SOFR + 4.500%)
2,611,875	8.829	12/02/31	2,601,349

Health Care Services – 0.1%
LifePoint Health, Inc.
(3 mo. USD Term SOFR + 3.750%)
1,276,740	8.068	05/19/31	1,273,420

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Health Care Services – (continued)
Onex TSG Intermediate Corp.(k)
	$1,325,000	0.000%	07/23/32	$ 1,326,100

				2,599,520

Insurance – 0.3%
Asurion LLC (1 mo. USD Term SOFR + 3.250%)
	2,453,594	7.721	07/31/27	2,452,269
Broadstreet Partners, Inc. (1 mo. USD Term SOFR + 2.750%)
	650,000	7.106	06/13/31	650,370
Truist Insurance Holdings LLC (3 mo. USD Term SOFR + 2.750%)
	4,650,000	7.046	05/06/31	4,648,047

				7,750,686

Internet – 0.2%
Diamond Sports Group LLC (Fixed + 15.000%)
	88,378	0.000	01/02/28	76,889
Plano HoldCo, Inc. (3 mo. USD Term SOFR + 3.500%)
	3,092,250	7.796	10/02/31	2,991,752
Syndigo LLC (3 mo. USD Term SOFR + 4.500%)
	1,986,813	9.094	12/15/27	1,988,064

				5,056,705

Leisure Time – 0.1%
Arcis Golf LLC (1 mo. USD Term SOFR + 2.750%)
	1,970,064	7.106	11/24/28	1,970,064

Machinery-Diversified – 0.3%
Clark Equipment Co. (3 mo. USD Term SOFR + 2.000%)
	297,939	6.296	04/20/29	298,872
Engineered Machinery Holdings, Inc.
(3 mo. EUR Euribor + 3.750%)
EUR	842,188	5.730	05/21/28	962,305
(3 mo. USD Term SOFR + 3.500%)
	$1,805,635	8.057	05/19/28	1,814,013
TK Elevator Midco GmbH (6 mo. USD Term SOFR + 3.000%)
	4,549,520	7.197	04/30/30	4,572,268

				7,647,458

Media – 0.0%
Audacy Capital Corp.
(1 mo. USD Term SOFR + 6.000%)
	1,069,140	10.471	10/01/29	859,321
(1 mo. USD Term SOFR + 7.000%)
	119,349	11.471	10/02/28	118,156
Cumulus Media New Holdings, Inc. (3 mo. USD Term SOFR + 5.000%)
	572,401	9.260	05/02/29	145,962
DirecTV Financing LLC (3 mo. USD Term SOFR + 5.000%)
	288,253	9.570	08/02/27	288,740

				1,412,179

Metal Fabricate & Hardware – 0.1%
Grinding Media, Inc. (3 mo. USD Term SOFR + 3.500%)
	2,575,289	7.830	10/12/28	2,568,851

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Office & Business Equipment – 0.1%
Pitney Bowes, Inc. (1 mo. USD Term SOFR + 3.750%)
$3,341,625	8.106%	03/19/32	$ 3,341,625

Packaging – 0.1%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
1,833,500	9.456	10/30/28	1,655,559

Pipelines – 0.5%
AL GCX Holdings LLC (1 mo. USD Term SOFR + 2.000%)
5,771,890	6.325	05/17/29	5,775,988
CQP Holdco LP (3 mo. USD Term SOFR + 2.000%)
2,947,759	6.296	12/31/30	2,948,879
Prairie Acquiror LP (1 mo. USD Term SOFR + 3.750%)
3,300,062	8.106	08/01/29	3,318,642

			12,043,509

Retail – 0.0%
Harbor Freight Tools USA, Inc. (1 mo. USD Term SOFR + 2.250%)
1,369,970	6.606	06/11/31	1,339,283

Software – 0.6%
Athenahealth Group, Inc. (1 mo. USD Term SOFR + 2.750%)
2,340,971	7.106	02/15/29	2,337,530
ConnectWise LLC (3 mo. USD Term SOFR + 3.500%)
4,589,331	8.057	09/29/28	4,601,631
Drake Software LLC (3 mo. USD Term SOFR + 4.250%)
2,183,340	8.546	06/26/31	2,179,257
Dun & Bradstreet Corp. (1 mo. USD Term SOFR + 2.250%)
3,285,266	6.603	01/18/29	3,284,214
iSolved, Inc. (1 mo. USD Term SOFR + 2.750%)
1,210,917	7.103	10/14/30	1,213,944
UKG, Inc. (3 mo. USD Term SOFR + 2.500%)
1,207,649	6.810	02/10/31	1,207,166

			14,823,742

TOTAL BANK LOANS (Cost $157,950,899)			$ 155,376,418

Shares	Dividend Rate		Value

Preferred Stocks – 0.3%
Capital Markets – 0.2%
Morgan Stanley
183,597	6.375%		$ 4,577,073

Diversified Telecommunication Services – 0.0%
Qwest Corp.
43,276	6.500		856,865

Insurance(d) – 0.1%
Delphi Financial Group, Inc. (3 mo. USD Term SOFR + 3.452%)
143,849	7.778		3,506,319

TOTAL PREFERRED STOCKS (Cost $8,780,988)			$ 8,940,257

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 0.2%
United States Dollar – 0.2%
Angola Government International Bonds
	$200,000	9.125%		11/26/49	$ 158,312
Benin Government International Bonds
EUR	131,000	4.875		01/19/32	137,083
	$220,000	7.960		02/13/38	212,782
Ecuador Government International Bonds
	57,283	0.000	(h)	07/31/30	41,072
	128,344	6.900	(f)	07/31/35	95,488
Egypt Government International Bonds
	200,000	8.875		05/29/50	167,190
El Salvador Government International Bonds(a)
	720,000	7.125		01/20/50	588,636
Hungary Government International Bonds
	730,000	3.125		09/21/51	438,460
Ivory Coast Government International Bonds(b)
	212,000	6.375		03/03/28	213,325
National Bank of Uzbekistan(a)
	786,000	8.500		07/05/29	831,195
Nigeria Government International Bonds
	400,000	7.625		11/28/47	325,624
	320,000	8.250		09/28/51	273,200
Pakistan Government International Bonds
	540,000	8.875		04/08/51	467,100
Panama Government International Bonds
	930,000	4.300		04/29/53	609,964
Republic of South Africa Government International Bonds
	710,000	5.000		10/12/46	495,225
Romania Government International Bonds
	150,000	6.625	(b)	05/16/36	150,000
	200,000	4.000		02/14/51	129,430
Ukraine Government International Bonds(b)(f)
	63,457	1.750		02/01/29	38,709
	5,777	0.000		02/01/30	2,730
	21,588	0.000		02/01/34	8,149
	42,304	1.750		02/01/34	21,786
	18,243	0.000		02/01/35	8,620
	15,203	0.000		02/01/36	7,183

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,070,525)					$ 5,421,263

Units		Expiration Date			Value

Rights(i) – 0.0%
Cineworld Group PLC
	27,900	12/31/99			$ 621,640
(Cost $708,939)

Warrants(i) – 0.0%
Aspect Software, Inc.(e)
	194,739	12/31/99			$ 195

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Units	Expiration Date		Value

Warrants(i) – (continued)
Expand Energy Corp.
287	02/09/26		$ 25,296
Noble Corp. PLC
5,288	02/04/28		61,526

TOTAL WARRANTS (Cost $13,220)			$ 87,017

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(a)(d) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1 mo. USD Term SOFR + 0.494%)
$98,724	4.847%	07/25/47	$ 86,930

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			86,930

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $38,256)			$ 86,930

Shares	Description		Value

Exchange Traded Funds – 3.9%
1,820,504	Goldman Sachs Nasdaq-100 Core Premium Income ETF(l)		$ 91,880,837
43,398	iShares U.S. Technology ETF		7,868,491

TOTAL EXCHANGE TRADED FUNDS (Cost $92,571,475)			$ 99,749,328

Shares	Dividend Rate		Value

Investment Companies(l) – 5.2%
Goldman Sachs Financial Square Government Fund — Class R6
51,379,129	4.191%		$ 51,379,129
Goldman Sachs Financial Square Government Fund — Institutional Shares
43,243,258	4.191		43,243,258
Goldman Sachs MLP Energy Infrastructure Fund — Class R6
996,629	4.832		39,217,347

TOTAL INVESTMENT COMPANIES (Cost $113,295,499)			$ 133,839,734

TOTAL INVESTMENTS – 96.3% (Cost $2,232,706,176)			$2,497,285,783

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%			96,836,231

NET ASSETS – 100.0%			$2,594,122,014

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2025.

(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2025.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2025.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Security is currently in default and/or non-income producing.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Represents an affiliated issuer.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	27,778,443	EUR	23,570,127	09/23/25	$781,247

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	49,899	USD	57,854	09/23/25	$(699)

FUTURES CONTRACTS — At July 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	174	09/19/25	$1,110,625	$21,484
20 Year U.S. Treasury Bonds	382	09/19/25	3,083,062	982,564
5 Year U.S. Treasury Notes	1,578	09/30/25	170,695,219	551,327
Euro Stoxx 50 Index	102	09/19/25	6,215,885	(37,411)
S&P 500 E-Mini Index	122	09/19/25	38,882,925	1,445,695
Ultra 10-Year U.S. Treasury Notes	4	09/19/25	452,313	6,759
Ultra Long U.S. Treasury Bonds	448	09/19/25	938,500	864,952

Total				$3,835,370

Short position contracts:
5 Year German Euro-Bobl	(39)	09/08/25	(5,219,310)	37,322
5 Year German Euro-Bund	(26)	09/08/25	(3,848,353)	43,871
5 Year U.S. Treasury Notes	(1,013)	09/30/25	(757,203)	(348,620)
Ultra 10-Year U.S. Treasury Notes	(114)	09/19/25	(12,890,906)	(64,553)

Total				$(331,980)

TOTAL FUTURES CONTRACTS				$3,503,390

SWAP CONTRACTS — At July 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(b)	12M SOFR(b)	09/17/26		$2,440	$4,998	$2,123	$2,875
12M SOFR(c)	3.750%(c)	09/17/27		1,310	2,790	3,119	(329)
12M SOFR(c)	3.750(c)	09/17/28		25,740	145,426	139,835	5,591
12M SOFR(c)	3.750(c)	09/17/30		154,070	1,263,806	766,034	497,772
2.000(c)	6M EURO(d)	09/17/30	EUR	380	7,705	5,508	2,197
3.750(c)	12M SOFR(c)	09/17/32		$3,700	(18,036)	(53,251)	35,215
2.000(c)	6M EURO(d)	09/17/32	EUR	210	7,933	6,306	1,627
12M SOFR(c)	3.750(c)	09/17/35		$150,520	(962,861)	(1,049,381)	86,520

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(c)	12M SOFR(c)	09/17/45	$350	$16,715	$10,362	$6,353
12M SOFR(c)	3.500%(c)	09/17/55	14,150	(1,318,235)	(1,351,637)	33,402

TOTAL				$(849,759)	$(1,520,982)	$671,223

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2025.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

WRITTEN OPTIONS CONTRACTS — At July 31, 2025, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contract
Calls
MS & Co. Int. PLC		$5,458.240	08/29/2025	(3,613)	$(1,972,062,112)	$(113,431)	$(109,882)	$(3,549)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Abbreviations:
EURO	— Euro Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Banks – 2.1%
1,715	First Citizens BancShares, Inc. Class A	$ 3,421,014
18,555	JPMorgan Chase & Co.	5,496,733

		8,917,747

Beverages – 0.8%
20,685	Constellation Brands, Inc. Class A	3,455,222

Biotechnology – 2.1%
25,170	AbbVie, Inc.	4,757,633
15,460	Amgen, Inc.	4,562,246

		9,319,879

Broadline Retail – 0.5%
4,770	Dillard’s, Inc. Class A	2,227,256

Building Products – 2.2%
33,000	A.O. Smith Corp.	2,336,070
16,310	Griffon Corp.	1,325,514
5,210	Lennox International, Inc.	3,172,890
40,855	Masco Corp.	2,783,451

		9,617,925

Capital Markets – 3.8%
54,077	Charles Schwab Corp.	5,284,945
8,977	Evercore, Inc. Class A	2,703,334
10,145	MarketAxess Holdings, Inc.	2,084,798
25,550	Moelis & Co. Class A	1,792,077
8,870	Moody’s Corp.	4,574,525

		16,439,679

Chemicals – 1.0%
12,839	Sherwin-Williams Co.	4,248,168

Commercial Services & Supplies – 0.8%
60,456	Rollins, Inc.	3,462,315

Communications Equipment – 1.5%
14,663	Motorola Solutions, Inc.	6,436,764

Consumer Finance – 1.1%
15,730	American Express Co.	4,708,146

Consumer Staples Distribution & Retail – 2.7%
5,023	Costco Wholesale Corp.	4,719,812
29,725	Dollar General Corp.	3,118,152
53,522	Kroger Co.	3,751,892

		11,589,856

Diversified Telecommunication Services – 0.5%
51,520	Cogent Communications Holdings, Inc.	2,348,797

Electric Utilities – 2.0%
124,931	NextEra Energy, Inc.	8,877,597

Electronic Equipment, Instruments & Components – 5.6%
67,809	Amphenol Corp. Class A	7,222,337
12,650	Badger Meter, Inc.	2,387,814
28,205	CDW Corp.	4,918,388
75,020	Cognex Corp.	3,058,565
11,441	Littelfuse, Inc.	2,944,113

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
26,890	TD SYNNEX Corp.	$ 3,882,647

		24,413,864

Energy Equipment & Services – 0.7%
42,864	Archrock, Inc.	1,001,303
31,074	Kodiak Gas Services, Inc.	1,004,623
48,671	USA Compression Partners LP	1,160,803

		3,166,729

Financial Services – 2.4%
9,562	Mastercard, Inc. Class A	5,416,586
14,798	Visa, Inc. Class A	5,112,265

		10,528,851

Food Products – 0.9%
62,805	Mondelez International, Inc. Class A	4,062,855

Gas Utilities – 0.2%
44,435	Suburban Propane Partners LP	836,711

Ground Transportation – 0.3%
10,660	Landstar System, Inc.	1,421,724

Health Care Providers & Services – 1.8%
1	CVS Health Corp.	62
15,289	Humana, Inc.	3,820,263
16,729	UnitedHealth Group, Inc.	4,174,889

		7,995,214

Hotels, Restaurants & Leisure – 1.6%
6,645	Domino’s Pizza, Inc.	3,078,030
23,565	Papa John’s International, Inc.	999,392
14,750	Texas Roadhouse, Inc.	2,730,668

		6,808,090

Insurance – 3.1%
21,585	Allstate Corp.	4,387,151
20,510	American Financial Group, Inc.	2,561,699
22,030	Marsh & McLennan Cos., Inc.	4,388,376
8,550	Primerica, Inc.	2,271,137

		13,608,363

IT Services – 2.3%
25,220	Accenture PLC Class A	6,736,262
40,445	Amdocs Ltd.	3,452,385

		10,188,647

Life Sciences Tools & Services – 2.2%
22,519	Danaher Corp.	4,439,846
10,903	Thermo Fisher Scientific, Inc.	5,099,115

		9,538,961

Machinery – 2.4%
31,153	Graco, Inc.	2,616,229
14,925	Illinois Tool Works, Inc.	3,820,352
26,411	Toro Co.	1,961,017
8,340	Watts Water Technologies, Inc. Class A	2,187,749

		10,585,347

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 4.2%
291,659	Comcast Corp. Class A	$ 9,691,829
88,538	New York Times Co. Class A	4,594,237
20,285	Nexstar Media Group, Inc.	3,795,526

		18,081,592

Metals & Mining – 0.6%
9,435	Reliance, Inc.	2,737,377

Oil, Gas & Consumable Fuels – 14.1%
35,452	BKV Corp.*	731,729
31,876	Cheniere Energy Partners LP	1,838,289
8,512	Cheniere Energy, Inc.	2,007,811
14,830	Delek Logistics Partners LP	683,811
21,100	DT Midstream, Inc.	2,167,603
442,040	Energy Transfer LP	7,974,402
194,243	Enterprise Products Partners LP	6,019,591
3,198	Expand Energy Corp.	335,086
77,337	Genesis Energy LP	1,342,570
16,148	Global Partners LP	847,770
122,124	Hess Midstream LP Class A	5,316,058
46,056	Kinetik Holdings, Inc.	1,997,909
164,745	MPLX LP	8,649,112
12,122	ONEOK, Inc.	995,337
281,974	Plains All American Pipeline LP	5,146,026
108,283	Sunoco LP	5,989,133
11,930	Targa Resources Corp.	1,985,271
9,418	Venture Global, Inc. Class A	144,378
122,423	Western Midstream Partners LP	4,986,289
36,554	Williams Cos., Inc.	2,191,412

		61,349,587

Personal Products – 0.3%
10,890	Interparfums, Inc.	1,313,334

Pharmaceuticals – 1.9%
6,436	Eli Lilly & Co.	4,763,091
25,270	Zoetis, Inc.	3,684,113

		8,447,204

Professional Services – 0.3%
34,280	Robert Half, Inc.	1,265,275

Residential REITs – 0.5%
32,262	Equity LifeStyle Properties, Inc.	1,933,139

Semiconductors & Semiconductor Equipment – 10.0%
35,134	Applied Materials, Inc.	6,326,228
7,216	KLA Corp.	6,343,081
67,237	Lam Research Corp.	6,376,757
7,485	Monolithic Power Systems, Inc.	5,323,631
46,744	NVIDIA Corp.	8,314,355
31,817	Power Integrations, Inc.	1,543,761
48,303	Skyworks Solutions, Inc.	3,310,688
32,649	Texas Instruments, Inc.	5,911,428

		43,449,929

Software – 8.3%
41,125	Dolby Laboratories, Inc. Class A	3,098,358
12,000	InterDigital, Inc.	3,098,400
9,596	Intuit, Inc.	7,534,107

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
15,048	Microsoft Corp.	$ 8,028,108
31,940	Oracle Corp.	8,105,414
11,027	Roper Technologies, Inc.	6,069,261

		35,933,648

Specialized REITs – 1.3%
14,769	American Tower Corp.	3,077,712
17,904	Extra Space Storage, Inc.	2,405,581

		5,483,293

Specialty Retail – 5.9%
40,999	Best Buy Co., Inc.	2,667,395
14,201	Home Depot, Inc.	5,219,010
21,155	Lowe’s Cos., Inc.	4,729,623
38,165	TJX Cos., Inc.	4,752,687
64,350	Tractor Supply Co.	3,664,732
19,311	Williams-Sonoma, Inc.	3,612,123
3,040	Winmark Corp.	1,147,357

		25,792,927

Technology Hardware, Storage & Peripherals – 2.2%
198,193	HP, Inc.	4,915,186
46,169	NetApp, Inc.	4,807,578

		9,722,764

Textiles, Apparel & Luxury Goods – 1.3%
61,975	NIKE, Inc. Class B	4,628,913
22,340	Oxford Industries, Inc.	852,941

		5,481,854

Trading Companies & Distributors – 1.6%
87,561	Fastenal Co.	4,039,189
6,372	Watsco, Inc.	2,873,007

		6,912,196

TOTAL COMMON STOCKS (Cost $303,511,227)		$422,708,826

Shares	Dividend Rate	Value

Investment Companies(a) – 1.6%
Goldman Sachs Financial Square Government Fund — Class R6
6,588,146	4.191%	$ 6,588,146

Goldman Sachs Financial Square Government Fund — Institutional Shares
549,262	4.191	549,262

TOTAL INVESTMENT COMPANIES (Cost $7,137,408)		$ 7,137,408

TOTAL INVESTMENTS – 98.7% (Cost $310,648,635)		$429,846,234

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		5,706,827

NET ASSETS – 100.0%		$435,553,061

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	43	09/19/25	$9,880,088	$463,197

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2025:

INCOME BUILDER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,168,641,067	$—
Bank Loans	—	155,376,418	—
Sovereign Debt Obligations	—	5,421,263	—
Mortgage-Backed Obligations	—	86,930	—
Common Stock and/or Other Equity Investments(a)
Asia	28,567,438	—	—
Europe	160,139,297	410,377	—
North America	734,802,034	602,788	195
Preferred Stocks	—	8,940,257	—
Rights	—	621,640	—
Warrants	—	86,822	195
Exchange Traded Funds	99,749,328	—	—
Investment Companies	133,839,734	—	—

Total	$1,157,097,831	$1,340,187,562	$390

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts	$—	$781,247	$—
Futures Contracts	3,953,974	—	—
Interest Rate Swap Contracts	—	671,552	—

Total	$3,953,974	$1,452,799	$—

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(699)	$—
Futures Contracts	(450,584)	—	—
Interest Rate Swap Contracts	—	(329)	—
Written Option Contracts	—	(113,431)	—

Total	$(450,584)	$(114,459)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

RISING DIVIDEND GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$731,729	$—	$—
Europe	6,736,262	—	—
North America	415,240,835	—	—
Investment Companies	7,137,408	—	—

Total	$429,846,234	$—	$—

Derivative Type

Assets
Futures Contracts	$463,197	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property,

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

July 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Other Investments Risk — By investing in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs indirectly through the Fund, investors will incur a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests therein.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.